Securities (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Securities

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale and held-to-maturity for the dates indicated are as follows:

	At December 31, 2013
	Carrying value	Gross unrecognized gains	Gross unrecognized losses	Estimated fair value
	(In thousands)
Available-for-sale:
Equity securities	$7,148	1,315	19	8,444
Debt securities:
Government-sponsored enterprises	3,004	—	—	3,004
Corporate and other debt securities	670	—	—	670
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	362,876	4,055	3,843	363,088
Federal National Mortgage Association	408,794	4,620	3,855	409,559
Government National Mortgage Association	267	—	—	267

Total mortgage-backed securities available-for-sale	771,937	8,675	7,698	772,914

Total available-for-sale securities	$782,759	9,990	7,717	785,032

	At December 31, 2013
	Amortized cost	Net unrealized losses (1)	Carrying value	Gross unrecognized gains (2)	Gross unrecognized losses (2)	Estimated fair value
	(In thousands)
Held-to-maturity:
Debt securities:
Government-sponsored enterprises	$4,542	—	4,542	—	18	4,524
Municipal bonds	14,992	—	14,992	487	—	15,479
Corporate and other debt securities	56,072	(26,391)	29,681	20,315	1,392	48,604

Total debt securities held-to-maturity	75,606	(26,391)	49,215	20,802	1,410	68,607

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	308,890	(5,273)	303,617	1,901	7,646	297,872
Federal National Mortgage Association	483,916	(5,300)	478,616	3,001	9,403	472,214
Federal housing authorities	371	—	371	—	—	371

Total mortgage-backed securities held-to-maturity	793,177	(10,573)	782,604	4,902	17,049	770,457

Total held-to-maturity securities	$868,783	(36,964)	831,819	25,704	18,459	839,064

(1)	Unrealized losses of held-to-maturity securities represent the other than temporary charge related to other non credit factors on corporate and other debt securities and is amortized through accumulated other comprehensive income over the remaining life of the securities. For mortgage-backed securities, it represents the net loss on previously designated available-for sale securities transferred to held-to-maturity at fair value which is being amortized through accumulated other comprehensive income over the remaining life of the securities.
(2)	Unrecognized holding gains and losses of held-to-maturity securities are not reflected in the financial statements, as they represent fair value fluctuations from the later of: (i) the date a security is designated as held-to-maturity; or (ii) the date that an OTTI charge is recognized on a held-to-maturity security, through the date of the balance sheet.

	At December 31, 2012
	Carrying value	Gross unrecognized gains	Gross unrecognized losses	Estimated fair value
	(In thousands)
Available-for-sale:
Equity securities	$3,306	855	—	4,161
Debt securities:
Government-sponsored enterprises	3,038	—	3	3,035
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	660,095	7,573	151	667,517
Federal National Mortgage Association	689,587	16,735	194	706,128
Government National Mortgage Association	4,414	73	—	4,487

Total mortgage-backed securities available-for-sale	1,354,096	24,381	345	1,378,132

Total available-for-sale securities	$1,360,440	25,236	348	1,385,328

	At December 31, 2012
	Amortized cost	Net unrealized losses (1)	Carrying Value	Gross unrecognized gains (2)	Gross unrecognized losses (2)	Estimated fair value
	(In thousands)
Held-to-maturity:
Debt securities:
Government-sponsored enterprises	$147	—	147	2	—	149
Municipal bonds	21,156	—	21,156	1,138	—	22,294
Corporate and other debt securities	58,007	(28,504)	29,503	13,148	3,356	39,295

Total debt securities held-to-maturity	79,310	(28,504)	50,806	14,288	3,356	61,738

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	63,033	—	63,033	3,193	3	66,223
Federal National Mortgage Association	64,278	—	64,278	4,843	—	69,121
Federal housing authorities	1,805	—	1,805	6	—	1,811

Total mortgage-backed securities held-to-maturity	129,116	—	129,116	8,042	3	137,155

Total held-to-maturity	$208,426	(28,504)	179,922	22,330	3,359	198,893

(1)	Unrealized gains and losses of held-to-maturity securities represent the other than temporary charge related to other non credit factors on corporate and other debt securities and is amortized through accumulated other comprehensive income over the remaining life of the securities.
(2)	Unrecognized holding gains and losses of held-to-maturity securities are not reflected in the financial statements, as they represent fair value fluctuations from the later of: (i) the date a security is designated as held-to-maturity; or (ii) the date that an OTTI charge is recognized on a held-to-maturity security, through the date of the balance sheet.

Investment Securities, Continuous Unrealized Loss Position And Fair Value

Gross unrealized losses on securities and the estimated fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and December 31, 2012, was as follows:

	December 31, 2013
	Less than 12 months		12 months or more		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
	(In thousands)
Available-for-sale:
Equity Securities	$506	19	—	—	506	19
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	164,306	3,843	—	—	164,306	3,843
Federal National Mortgage Association	210,493	3,855	—	—	210,493	3,855

Total mortgage-backed securities available-for-sale	374,799	7,698	—	—	374,799	7,698

Total available-for-sale	$375,305	7,717	—	—	375,305	7,717

Held-to-maturity:
Debt securities:
Government-sponsored enterprises	$4,524	18	—	—	4,524	18
Corporate and other debt securities	2,391	645	376	747	2,767	1,392

Total debt securities held-to-maturity	6,915	663	376	747	7,291	1,410

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	245,491	6,989	20,871	657	266,362	7,646
Federal National Mortgage Association	390,750	9,147	4,454	256	395,204	9,403

Total mortgage-backed securities held-to-maturity	636,241	16,136	25,325	913	661,566	17,049

Total held-to-maturity	643,156	16,799	25,701	1,660	668,857	18,459

Total	$1,018,461	24,516	25,701	1,660	1,044,162	26,176

	December 31, 2012
	Less than 12 months		12 months or more		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
	(In thousands)
Available-for-sale:
Debt securities:
Government-sponsored enterprises	$3,035	3	—	—	3,035	3

Total debt securities available-for-sale	3,035	3	—	—	3,035	3

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	125,707	135	712	16	126,419	151
Federal National Mortgage Association	67,687	194	—	—	67,687	194

Total mortgage-backed securities available-for-sale	193,394	329	712	16	194,106	345

Total available-for-sale	196,429	332	712	16	197,141	348

Held-to-maturity:
Debt securities:
Corporate and other debt securities	1,951	171	1,542	3,185	3,493	3,356

Total debt securities held-to-maturity	1,951	171	1,542	3,185	3,493	3,356

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	347	3	—	—	347	3
Total mortgage-backed securities held-to-maturity	347	3	—	—	347	3

Total held-to-maturity	2,298	174	1,542	3,185	3,840	3,359

Total	$198,727	506	2,254	3,201	200,981	3,707

Summary Of Pooled Trust Preferred Securities

The following table summarizes the Company’s pooled trust preferred securities as of December 31, 2013. The Company does not own any single-issuer trust preferred securities.

(Dollars in 000’s)
Description	Class	Book Value	Fair Value	Unrealized Gains (Losses)	Number of Issuers Currently Performing	Current Deferrals and Defaults as a % of Total Collateral (1)	Expected Deferrals and Defaults as % of Remaining Collateral (2)	Excess Subordination as a % of Performing Collateral (3)	Moody’s/ Fitch Credit Ratings
Alesco PF II	B1	$293.3	$398.2	$104.9	30	11.83%	8.94%	—%	Ca / C
Alesco PF III	B1	703.0	1,311.0	608.0	32	10.63%	9.62%	—%	Ca / C
Alesco PF III	B2	281.3	524.4	243.1	32	10.63%	9.62%	—%	Ca / C
Alesco PF IV	B1	354.2	589.8	235.6	39	1.17%	9.77%	—%	C / C
Alesco PF VI	C2	601.8	1,456.3	854.5	45	7.53%	12.07%	—%	Ca / C
MM Comm III	B	98.7	2,906.7	2,808.0	5	30.00%	8.88%	12.84%	Ba1 / BB
MMCaps XVII	C1	1,464.2	1,846.6	382.4	31	12.57%	11.05%	—%	Ca / C
MMCaps XIX	C	500.6	22.0	(478.6)	30	25.41%	16.94%	—%	C / C
Tpref I	B	1,423.1	1,355.4	(67.7)	8	49.19%	9.40%	—%	Ca / WD
Tpref II	B	3,837.4	4,523.7	686.3	17	33.44%	13.48%	—%	Caa3 / C
US Cap I	B2	837.5	1,593.6	756.1	30	10.51%	8.90%	—%	Caa1 / C
US Cap I	B1	2,493.7	4,780.8	2,287.1	30	10.51%	8.90%	—%	Caa1 / C
US Cap II	B1	1,295.0	2,352.5	1,057.5	35	14.92%	8.97%	—%	Caa1 / C
US Cap III	B1	1,696.5	2,262.7	566.2	28	15.41%	14.49%	—%	Ca / C
Trapeza XII	C1	1,597.2	1,020.1	(577.2)	31	23.79%	17.90%	—%	C / C
Trapeza XIII	C1	1,696.8	2,302.0	605.2	42	18.43%	15.58%	—%	Ca / C
Pretsl XXIII	A1	574.7	1,415.1	840.4	69	19.97%	15.29%	31.40%	A1 / A
Pretsl XXIV	A1	1,962.4	4,218.4	2,256.0	60	26.04%	18.08%	24.85%	A3 / BBB
Pretsl IV	Mez	140.5	210.6	70.1	6	18.05%	8.36%	19.00%	B1 / B
Pretsl V	Mez	16.1	15.6	(0.5)	—	65.46%	—%	—%	C / WD
Pretsl VII	Mez	251.6	1,552.7	1,301.1	12	47.77%	13.26%	—%	Ca / C
Pretsl XV	B1	1,001.2	1,510.2	509.0	53	18.00%	17.18%	—%	C / C
Pretsl XVII	C	637.6	1,019.7	382.1	36	19.03%	20.19%	—%	C / CC
Pretsl XVIII	C	1,471.8	2,045.6	573.8	55	20.94%	13.30%	—%	Ca / C
Pretsl XIX	C	635.7	716.4	80.7	50	14.92%	13.70%	—%	C / C
Pretsl XX	C	335.3	416.8	81.5	47	18.17%	16.30%	—%	C / C
Pretsl XXI	C1	760.5	1,982.9	1,222.4	52	19.43%	15.36%	—%	C / C
Pretsl XXIII	A-FP	655.7	1,719.3	1,063.6	93	21.13%	12.69%	18.28%	A1 / BBB
Pretsl XXIV	C1	622.0	353.5	(268.5)	60	26.04%	18.08%	—%	C / C
Pretsl XXV	C1	367.7	501.7	134.0	48	26.39%	14.50%	—%	C / C
Pretsl XXVI	C1	439.2	723.2	284.1	50	24.06%	16.09%	—%	C / C
Pref Pretsl IX	B2	405.3	586.4	181.1	28	23.26%	13.45%	—%	Caa1 / C
Pretsl II (4)	B1	670.0	670.0	—	23	8.02%	9.72%	—%	B
Pretsl X	C2	229.0	324.0	95.0	33	30.27%	11.72%	—%	Caa3 / C
		$30,350.6	$49,227.9	$18,877.3

(1)	At December 31, 2013, assumed recoveries for current deferrals and defaulted issuers ranged from 1.2% to 65.5%.
(2)	At December 31, 2013, assumed recoveries for expected deferrals and defaulted issuers ranged from 8.4% to 20.2%.
(3)	Excess subordination represents the amount of remaining performing collateral that is in excess of the amount needed to pay off a specified class of bonds and all classes senior to the specified class. Excess subordination reduces an investor’s potential risk of loss on their investment as excess subordination absorbs principal and interest shortfalls in the event underlying issuers are not able to make their contractual payments.
(4)	Security is classified as available-for-sale at December 31, 2013.

Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity

A portion of the Company’s securities are pledged to secure borrowings. The contractual maturities of mortgage-backed securities generally exceed 20 years; however, the effective lives are expected to be shorter due to anticipated prepayments. Expected maturities may differ from contractual maturities due to prepayment or early call privileges of the issuer, therefore, mortgage-backed securities are not included in the following table. The amortized cost and estimated fair value of debt securities at December 31, 2013, by contractual maturity, are shown below.

	December 31, 2013
	Carrying Value	Estimated fair value
	(In thousands)
Due in one year or less	$12,711	12,720
Due after one year through five years	4,822	4,804
Due after five years through ten years	—	—
Due after ten years	35,356	54,757

Total	$52,889	72,281

Changes In Credit Loss Component Of The Impairment Loss Of Debt Securities For Other-Than-Temporary Impairment Recognized In Earnings

The following table presents the changes in the credit loss component of the impairment loss of debt securities that the Company has written down for such loss as an other-than-temporary impairment recognized in earnings.

	For the Year Ended December 31,
	2013	2012	2011
	(In thousands)
Balance of credit related OTTI, beginning of period	$114,514	117,003	119,809
Additions:
Initial credit impairments	—	—	—
Subsequent credit impairments	977	—	—
Reductions:
Accretion of credit loss impairment due to an increase in expected cash flows	(3,256)	(2,489)	(2,806)

Balance of credit related OTTI, end of period	$112,235	114,514	117,003